Statutory Reserves and Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statutory Reserves and Restricted Net Assets
Summary of balance sheet

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	96	512
Amounts due from subsidiaries	272,159	199,945
Prepayments and other current assets	549	92
Total current assets	272,804	200,549
Non-current assets:
Investment in subsidiaries and VIE	740,268	823,856
Total non-current assets	740,268	823,856
Total assets	1,013,072	1,024,405
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Accruals and other current liabilities	4,857	1,800
Other non-current liabilities	767	—
Total liabilities	5,624	1,800
Shareholders’ equity:
Ordinary shares (US$0.00005 par value; nil shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	—	—
Class A ordinary shares (US$0.00005 par value; 800,000,000 and 800,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 504,387,299 and 541,364,923 shares issued as of December 31, 2024 and 2025, respectively; 495,601,588 and 541,119,562 shares outstanding as of December 31, 2024 and 2025, respectively)	25	27
Class B ordinary shares (US$0.00005 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 70,205,300 and 70,163,253 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	4	4
Treasury stock (US$0.00005 par value; 8,785,711 and 245,361 shares as of December 31, 2024 and 2025, respectively)	(15,726)	(12)
Additional paid-in capital	1,612,712	1,549,389
Accumulated other comprehensive loss	(19,716)	(14,842)
Accumulated deficit	(569,851)	(511,961)
Total shareholders’ equity	1,007,448	1,022,605
Total liabilities and shareholders’ equity	1,013,072	1,024,405

Summary of statement of comprehensive loss

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Operation expense
General and administrative expenses	(4,212)	(5,671)	(2,797)
Share of (loss)/gain of subsidiaries and the VIE	(59,372)	6,314	55,520
Total operating expenses	(63,584)	643	52,723
Other non-operating income, net	3,113	4,180	5,215
Financial income, net	238	296	—
Foreign exchange loss	(82)	(122)	(48)
(Loss)/profit before income tax expense	(60,315)	4,997	57,890
Net (loss)/profit	(60,315)	4,997	57,890

Net (loss)/profit attributable to ordinary shareholders	(60,315)	4,997	57,890

Net (loss)/profit	(60,315)	4,997	57,890
Other comprehensive income/(loss)
Changes in fair value of long-term investments	(7,791)	14	115
Transfer out of fair value changes of long-term investments	15,537	(65)	—
Foreign currency translation	(2,722)	(2,574)	4,759
Total comprehensive (loss)/income	(55,291)	2,372	62,764

Summary of statement of cash flows

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Net cash used in operating activities	(3,478)	(3,606)	(739)
Advance to, and investment in subsidiaries	(7,940)	—	(1,189)
Net cash provided by inter-company transactions	30,349	15,509	72,214
Net cash generated from investing activities	22,409	15,509	71,025
Payment for repurchase of ordinary shares	(3,339)	(70)	(12)
Payment for cancellation of treasury shares	—	—	(12)
Payments of dividend	—	(33,022)	(69,848)
Proceeds from exercise of share options	1,187	168	2
Payments of deferred offering costs	(71)	(276)	—
Net cash used in financing activities	(2,223)	(33,200)	(69,870)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	—	—	—
Net increase/(decrease) in cash and cash equivalents	16,708	(21,297)	416
Cash and cash equivalents at the beginning of the year	4,685	21,393	96
Cash and cash equivalents at the end of the year	21,393	96	512